ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Change in Accounting Estimate [Line Items]
Accrued taxes	$ 3,686	$ 4,898
Accrued pricing liabilities	10,295	13,499
Derecognition of accrued pricing liabilities	3,204	810
Adjustment of Tax Related Liabilities
Change in Accounting Estimate [Line Items]
Accrued taxes	$ 3,600	$ (1,900)